Warrants - Additional Information (Detail) - $ / shares		9 Months Ended
	Aug. 25, 2021	Sep. 30, 2021
Exercise price of warrants		$ 5.33
Preferred Stock Warrants [Member]
Warrants exercise	50,529
Stockholders equity note stock split exchange ratio	0.09657
Public Warrants and Private Placement Warrants [Member]
Warrants exercisable term from the date of completion of business combination		30 days
Warrants and rights outstanding, term		5 years
Class of warrants, redemption price per unit		$ 0.01
Class of warrants, redemption notice period		30 days
Share price		$ 18.00
Number of consecutive trading days for determining share price		20 days
Number of trading days to determine share price		30 days
Exercise price of warrants		$ 11.50